Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Income tax expense	$ 0	$ 0		$ 1,000
Effective income tax rate	0.00%	0.00%	0.00%	0.00%
U.S. statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
Income tax benefit	$ 0	$ 0		$ 1,000
Unrecognized tax benefits	$ 0		$ 0	$ 0